UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21032

CREDIT SUISSE SHORT DURATION BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to March 31, 2007

Item 1:                                                         Schedule of Investments

Credit Suisse Short Duration Bond Fund

Schedule of Investments

March 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (38.4%)
Automobile Manufacturers (1.3%)
$375	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB, Baa1)	03/15/11	5.875	$382,521

Banks (0.9%)
250	HSBC Bank USA, Series BKNT, Global Senior Notes#	(AA, Aa2)	09/21/07	5.420	250,159

Diversified Financials (14.2%)
100	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B2)	06/15/14	9.625	114,092
300	CIT Group, Inc., Senior Notes#	(A, A2)	01/30/09	5.510	300,518
345	Countrywide Home Loans, Inc., Series MTN, Global Notes	(A, A3)	09/15/09	4.125	335,718
250	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	249,282
250	General Electric Capital Corp., Series MTN, Senior Notes#	(AAA, Aaa)	10/21/10	5.460	250,585
525	General Electric Capital Corp., Series MTNA, Global Notes#	(AAA, Aaa)	07/28/08	5.460	525,880
400	General Electric Capital Corp., Series MTNA, Global Notes#	(AAA, Aaa)	12/15/09	5.475	401,079
325	Goldman Sachs Group, Inc., Global Notes	(AA-, Aa3)	06/15/10	4.500	319,736
69	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 05/21/07 @ $105.12)	(B-, B2)	02/15/12	10.250	72,795
275	JPMorgan Chase & Co., Global Notes	(AA-, Aa2)	03/15/09	3.500	266,712
500	Morgan Stanley, Global Bonds	(A+, Aa3)	04/01/07	5.800	500,000
535	Residential Capital Corp., Company Guaranteed Notes	(BBB, Baa3)	02/22/11	6.000	528,184
250	Residential Capital Corp., Global Senior Notes#	(BBB, Baa3)	04/17/09	6.460	249,212

					4,113,793

Electric (1.7%)
500	Public Service Company of New Mexico, Senior Notes	(BBB, Baa2)	09/15/08	4.400	493,959

Environmental Control (0.7%)
200	Waste Management, Inc., Senior Notes	(BBB, Baa3)	11/15/08	6.500	203,673

Food (0.4%)
100	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB, Ba3)	10/15/09	8.000	104,750

Insurance (3.2%)
300	American International Group, Inc., Global Notes	(AA, Aa2)	05/15/08	2.875	292,589
635	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes#	(AAA, Aaa)	01/11/08	5.410	635,983

					928,572

Lodging (1.1%)
100	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)#	(B+, B1)	10/15/10	9.500	105,375
200	MGM Mirage, Inc., Company Guaranteed Notes#	(B+, B1)	06/01/07	9.750	202,000

					307,375

Machinery (0.3%)
100	Case New Holland, Inc., Global Company Guaranteed Notes	(BB, Ba3)	06/01/09	6.000	100,500

Media (5.5%)
500	Comcast Cable Communications, Inc., Notes	(BBB+, Baa2)	11/15/08	6.200	507,741
500	Cox Communications, Inc., Notes	(BBB-, Baa3)	10/01/08	3.875	490,521
100	CSC Holdings, Inc., Senior Notes	(B+, B2)	07/15/08	7.250	101,875
100	Sinclair Broadcast Group, Inc., Series A, Global Company Guaranteed Notes (Callable 05/21/07 @ $104.00)	(B, B1)	03/15/12	8.000	104,000
400	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+, Baa2)	05/01/07	6.150	400,114

					1,604,251

Oil & Gas (3.5%)
500	Pemex Project Funding Master Trust, Company Guaranteed Notes	(BBB, Baa1)	06/01/07	9.000	503,500
500	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes#‡	(BBB, Baa1)	06/15/10	6.655	514,000

					1,017,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS

Savings & Loans (1.0%)
$300	Washington Mutual, Inc., Global Notes	(A-, A2)	01/15/10	4.200	$292,872

Telecommunications (4.6%)
400	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB, Baa3)	05/01/09	6.375	408,773
485	Verizon Global Funding Corp., Global Notes	(A, A3)	06/15/07	6.125	485,521
430	Verizon Global Funding Corp., Global Senior Unsecured Notes	(A, A3)	01/15/08	4.000	425,678

					1,319,972

TOTAL CORPORATE BONDS (Cost $11,106,360)					11,119,897

ASSET BACKED SECURITIES (14.8%)
401	Accredited Mortgage Loan Trust, Series 2003-1, Class A1#	(AAA, Aaa)	06/25/33	3.580	381,809
36	Ameriquest Finance NIM Trust, Series 2002-N4A#	(NR, NR)	09/25/32	10.330	7,257
230	Asset Backed Funding Certificates, Series 2003-AHL1, Class A1	(AAA, Aaa)	03/25/33	3.684	225,549
259	Caterpillar Financial Asset Trust, Series 2004-A, Class A3#	(AAA, Aaa)	01/26/09	3.130	258,350
46	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7#	(AAA, Aaa)	06/25/28	6.465	46,462
20	GE Capital Mortgage Services, Inc., Series 1999-HE2, Class A5	(AAA, Aaa)	03/25/29	7.510	19,806
1,067	Harley-Davidson Motorcycle Trust, Series 2004-2, Class A2	(AAA, Aaa)	02/15/12	3.560	1,046,982
67	IMC Home Equity Loan Trust, Series 1997-5, Class A10#	(AAA, Aaa)	11/20/28	6.880	67,118
102	Indymac Home Equity Loan Asset Backed Trust, Series 2000-C, Class AF6	(AAA, Aaa)	02/25/30	7.340	101,516
785	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF2	(AAA, Aaa)	07/25/35	4.332	779,235
15	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4#	(AAA, Aaa)	10/25/31	6.790	14,480
693	Residential Asset Mortgage Products, Inc., Series 2003-RS3, Class AI4	(AAA, Aaa)	04/25/33	5.670	693,773
636	Whole Auto Loan Trust, Series 2003-1, Class A4	(AAA, Aaa)	03/15/10	2.580	636,035

TOTAL ASSET BACKED SECURITIES (Cost $4,366,537)					4,278,372

MORTGAGE BACKED SECURITIES (39.7%)
475	Bank of America Funding Corp., Series 2006-E, Class 2A1#	(AAA, Aaa)	06/20/36	5.859	477,016
423	Bank of America Mortgage Securities, Series 2006-A, Class 2A1#	(AAA, Aaa)	02/25/36	5.424	421,768
90	Countrywide Home Loans, Series 2006-HYB5, Class 2A1#	(AAA, Aaa)	09/20/36	5.889	91,283
759	Fannie Mae Pool #313409‡‡	(AAA, Aaa)	03/01/12	6.500	776,201
332	Fannie Mae Pool #545162‡‡	(AAA, Aaa)	12/01/13	6.500	340,551
136	Fannie Mae Pool #651933‡‡#	(AAA, Aaa)	07/01/32	5.125	139,244
997	Fannie Mae Pool #675346‡‡#	(AAA, Aaa)	12/01/32	4.500	1,005,472
691	Fannie Mae Pool #703707‡‡#	(AAA, Aaa)	02/01/33	4.360	697,060
728	Fannie Mae Pool #735196‡‡#	(AAA, Aaa)	11/01/34	3.996	731,635
722	Fannie Mae Pool #831730‡‡#	(AAA, Aaa)	09/01/36	6.500	736,825
830	Federal Home Loan Bank, Global Notes‡‡	(AAA, Aaa)	03/17/10	4.375	821,537
117	Federal Home Loan Mortgage Corp., Series 2474, Class NE‡‡	(AAA, Aaa)	07/15/17	5.000	116,759
158	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1#	(AAA, Aaa)	10/25/35	5.339	157,817
274	Freddie Mac Pool #789806#‡‡	(AAA, Aaa)	09/01/32	5.062	276,631
700	Freddie Mac Pool #A61428	(AAA, Aaa)	02/01/37	6.000	705,578
250	Freddie Mac, Series MTN, Notes (Callable 4/28/07 @ $100.00)	(AAA, Aaa)	01/28/08	5.000	249,658
605	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B, Subordinated Bonds	(AAA, Aaa)	04/15/29	6.703	607,085
474	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A#	(AAA, Aaa)	03/19/37	5.560	475,022
560	JPMorgan Mortgage Trust, Series 2007-A2, Class 2A1#	(AAA, Aaa)	04/25/37	5.732	560,634
343	JPMorgan Alternative Loan Trust, Series 2005-A2 Class 1A1#	(AAA, Aaa)	01/25/36	5.580	341,791
492	JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1#	(AAA, Aaa)	06/25/36	5.839	497,779
218	Master Adjustable Rate Mortgages Trust, Series 2003-1, Class 2A1#	(AAA, Aaa)	12/25/32	4.650	216,478
262	Merrill Lynch Alternative Note, Series 2007-A1, Class A2A#	(AAA, Aaa)	01/25/37	5.390	261,992
265	Wamu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 2A2#	(AAA, Aaa)	11/25/36	6.413	270,050
522	Washington Mutual, Series 2005-AR7, Class A1#	(AAA, Aaa)	08/25/35	4.921	517,760

TOTAL MORTGAGE BACKED SECURITIES (Cost $11,509,105)					11,493,626

FOREIGN BOND (0.3%)
Telecommunications (0.3%)
100	Intelsat, Ltd., Global Senior Notes (Bermuda) (Cost $96,743)	(B, Caa1)	11/01/08	5.250	98,875

SHORT-TERM INVESTMENTS (6.8%)
300	Bank of America Corp. (Commercial Paper)	04/02/07	5.270	$299,956
136	State Street Bank and Trust Co. Euro Time Deposit	04/02/07	4.100	136,000
500	UBS Finance Delaware LLC (Commercial Paper)	04/30/07	5.280	497,887
50	United States Treasury Bill	06/21/07	4.870	49,456
500	White Pine Finance LLC (Commercial Paper)	04/02/07	5.286	499,927
500	Witherspoon CDO Funding LLC (Commercial Paper)	04/25/07	5.319	498,235

TOTAL SHORT-TERM INVESTMENTS (Cost $1,981,454)				1,981,461

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $29,060,199)				28,972,231

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)				(13,060)

NET ASSETS (100.0%)				$28,959,171

INVESTMENT ABBREVIATIONS
BKNT = Bank Note
MTN = Medium Term Note
MTNA = Medium Term Note, Series A

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of March 31, 2007.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $514,000 or 1.8% of net assets.

‡‡	Collateral segregated for futures contracts.

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2
Year Notes Futures	41	06/29/07	$8,369,323	$8,400,515	$31,192

U.S. Treasury 5
Year Notes Futures	(29)	06/29/07	(3,046,003)	(3,068,109)	(22,106)

			$5,323,320	$5,332,406	$9,086

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $29,060,199, $94,101, $(182,069) and $(87,968), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                         Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                         Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SHORT DURATION BOND FUND

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 23, 2007